Shareholder Report, Average Annual Return (Details) 74200007100_Franklin Federal Limited-Term Tax-Free Income Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	4.45%	2.06%	1.80%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.96%	1.44%	2.43%
Bloomberg Municipal Short -5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short 1-5 Years Index
Average Annual Return, Percent	4.35%	1.67%	1.71%